Note 6 - Long-term Debt	6 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

6. Long-Term Debt

Long-term debt represents bank loans of the Company. Details of the loans are discussed in Note 9 of our consolidated financial statements for the year ended December 31, 2014 included in the Company’s annual report on Form 20-F. Outstanding long-term debt as of December 31, 2014 and June 30, 2015 is as follows:

Borrower	December 31, 2014	June 30, 2015
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	4,200,000	3,800,000
Manolis Shipping Ltd.	5,200,000	5,000,000
Saf Concord Shipping Ltd.	4,250,000	3,750,000
Pantelis Shipping Corp.	6,240,000	5,680,000
Aggeliki Shipping Ltd.	3,652,000	3,046,000
Noumea Shipping Ltd.	9,240,000	8,520,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	14,600,000	13,900,000
Euroseas Ltd.	6,875,000	6,125,000
	54,257,000	49,821,000
Less: Current portion	(19,512,000)	(18,556,000)
Long-term portion	$34,745,000	$31,265,000

None of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2015	$10,576,000
2016	17,570,000
2017	8,775,000
2018	3,900,000
Thereafter	9,000,000
Total	$49,821,000

The Company’s loans are secured with one or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.

•	first assignment of earnings and insurance.

•	a personal guarantee of one shareholder.

•	a corporate guarantee of Euroseas Ltd.

•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loans agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $7,994,093 and $5,491,962 as of December 31, 2014 and June 30, 2015, respectively, and are shown as “Restricted cash” under “Current assets” and “Long-term assets” in the unaudited condensed consolidated balance sheets. The Company is currently satisfying all the debt covenants.

Interest expense including loan fee amortization net of imputed interest for the six-month periods ended June 30, 2014 and 2015 amounted to $957,923 and $849,384, respectively. There was no imputed interest for the six-month periods ended June 30, 2014 while there was $243,398 of imputed interest for the six-month period ended June 30, 2015. At June 30, 2015, LIBOR for the Company’s loans was on average approximately 0.25% per year, the average interest rate margin over LIBOR on our debt was approximately 4.47% per year for a total average interest rate of approximately 4.71% per year.

In January 2015, the Company signed a term loan facility of up to the maximum of $19.95 million or 70% of the vessel’s market value upon delivery if the ship is under an Approved Charter (lesser of) or 65% of the vessel’s market value upon delivery if the vessel is charter free. The facility will be used to partly finance the construction cost of Hull No DY 160 and will be repaid over 5 years following the delivery of the vessel. Hull No DY 160 will serve as collateral to the loan. Furthermore, in March 2015, the Company signed a term loan facility of up to the maximum of $19.00 million or 62.5% of the vessel’s market value upon delivery (lesser of). The facility will be used to partly finance the construction cost of Hull No DY 161 and will be repaid over 4 years following the delivery of the vessel. Hull No DY 161 will serve as collateral to the loan.